Jun. 08, 2022
(John Hancock Science & Technology Trust)

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the common stocks of companies expected to benefit from the development, and/or use of science and/or technology. (The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.) For purposes of satisfying this requirement, common stock may include equity-linked notes and derivatives relating to common stocks, such as options on equity-linked notes.

Some industries likely to be represented in the fund include:

▪	information technology including hardware, software, semiconductors and technology equipment
▪	telecommunications equipment and services
▪	media including advertising, broadcasting, cable and satellite, movies, entertainment, publishing and information services
▪	environmental services
▪	internet commerce and advertising
▪	life sciences and health care, including pharmaceuticals, health care equipment and services, and biotechnology
▪	chemicals and synthetic materials
▪	defense and aerospace
▪	alternative energy

While most of the fund’s assets are invested in U.S. common stocks, the fund may also purchase other types of securities, including U.S. dollar- and foreign currency-denominated foreign securities, convertible stocks and bonds, and warrants, and use futures and options, in keeping with the fund’s investment objectives.

Stock selection for the fund generally reflects a growth approach based on an assessment of a company’s fundamental prospects for above-average earnings, rather than on a company’s size. As a result, fund holdings can range from securities of small companies developing new technologies to securities of blue chip firms with established track records. The fund may also invest in companies that are expected to benefit from technological advances even if they are not directly involved in research and development. The fund may invest in suitable companies through initial public offerings (IPOs).

The fund holds a certain portion of its assets in money market reserves, which can consist of shares of certain internal T. Rowe Price money market funds as well as U.S. dollar and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates.

In pursuing the fund’s investment objective, a subadvisor has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when a subadvisor believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

The fund may sell securities for a variety of reasons, including to realize gains, limit losses, or redeploy assets into more promising opportunities.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on a security it borrows, and the fund will lose money if the price of the borrowed security increases between the time of the short sale and the date when the fund replaces the borrowed security.